INVESTMENT PROPERTIES (Tables)	12 Months Ended
Dec. 31, 2025
Investment property [abstract]
Schedule of detailed information about investment property
The following table presents the carrying amount for Brookfield Infrastructure’s investment properties:

US$ MILLIONS	2025	2024
Balance at beginning of the year	$5,063	$4,333
Additions, net of disposals	1,102	802
Non-cash disposals, net of additions(1)	(4,023)	112
Assets held by subsidiaries disposed during the period	(298)	—
Fair value adjustments	395	135
Foreign currency translation	532	(319)
Balance at end of the year	$2,771	$5,063

(1)Non-cash disposals during the period for the year-ended December 31, 2025 includes our European hyperscale data center platform’s sale of its 90% interest in a portfolio of stabilized data center assets (refer to Note 5, Disposition of Businesses, for additional information).
The significant Level 3 inputs include:

Valuation Technique	Significant Unobservable Inputs	Relationship of Unobservable Inputs to Fair Value	Mitigating Factors
Discounted cash flow(1)	•Future cash flows - primarily driven by net operating income	•Increases (decreases) in future cash flows increase (decrease) fair value	•Increases (decreases) in cash flows tend to be accompanied by increases (decreases) in discount rates that may offset changes in fair value from cash flows
	•Discount rate	•Increases (decreases) in discount rate decrease (increase) fair value	•Increases (decreases) in discount rates tend to be accompanied by increases (decreases) in cash flows that may offset changes in fair value from discount rates
	•Investment horizon	•Increases (decreases) in the investment horizon decrease (increase) fair value	•Increases (decreases) in the investment horizon tend to be the result of changing cash flow profiles that may result in higher (lower) growth in cash flows prior to stabilizing in the terminal year

(1)Certain investment properties are valued using the direct income capitalization method instead of a discounted cash flow model. Under the direct income capitalization method, a capitalization rate is applied to estimated current year cash flows.
The following table summarizes the key valuation metrics for Brookfield Infrastructure’s material investment properties:

Segment	Primary valuation method	Discount/Capitalization Rate(1)	Investment horizon
Data	Discounted cash flow	7% to 8%	10 yrs

(1)The rates presented are discount rates for properties valued under the discounted cash flow method, and capitalization rates for properties valued under the direct income capitalization method.